Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Jan. 16, 2018 USD ($)	Feb. 28, 2017 CNY (¥)
Payables And Accruals [Abstract]
Accrued employee payroll and welfare benefits	¥ 7,321	$ 1,157		¥ 2,923
Payable for donation	5,000	790		10,000
Deposits received from network partners	2,400	379
Other taxes payable	2,517	398		17,444
Payable for investments and acquisitions				1,247
Professional service fee payable	3,528	558
Dividends payable	3,677	581	$ 20,000
Others	4,778	756		636
Total	¥ 29,221	$ 4,619		¥ 32,250